Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013 Predecessor [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table presents, by level within the fair value hierarchy, the Company's assets and liabilities that are measured at fair value on a recurring basis.

	Level 1	Level 2	Level 3	Total fair value
	(In thousands)
As of March 31, 2014:
Commodity derivative instruments	$—	$(3,698)	$—	$(3,698)
Total	$—	$(3,698)	$—	$(3,698)

	Level 1	Level 2	Level 3	Total fair value
	(In thousands)
As of December 31, 2013:
Commodity derivative instruments	$—	$144	$—	$144
Total	$—	$144	$—	$144

The following table presents, by level within the fair value hierarchy, the Predecessor's assets and liabilities that are measured at fair value on a recurring basis. The carrying amounts reported in the combined balance sheets for cash and cash equivalents approximate fair value due to the nature of the instrument and/or the short-term maturity of these instruments.

	Level 1	Level 2	Level 3	Total fair value
As of December 31, 2013:
Crude oil derivative instruments	$—	$144	$—	$144
Total	$—	$144	$—	$144

	Level 1	Level 2	Level 3	Total fair value
As of December 31, 2012:
Crude oil derivative instruments	$—	$2,675	$—	$2,675
Interest rate derivative instruments	—	(810)	—	(810)
Total	$—	$1,865	$—	$1,865